Note 4 - Property and Equipment: Property, Plant and Equipment (Tables)	3 Months Ended
Nov. 30, 2012
Tables/Schedules
Property, Plant and Equipment

Property and Equipment consisted of the following at:	November 30, 2012	August 31, 2012
Computer and equipment & Truck	$ 135,489	$ 135,489
Less: Accumulated depreciation/amortization	(51,247)	(42,922)
Property and equipment, net	84,242	92,567